SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          //
                                                                 -

     Pre-Effective Amendment No.                         //
                                                         -


     Post-Effective Amendment No.   34                         /X/
                                  ----                         --


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT          //
                                                                 -
OF 1940


     Amendment No.    35                                   /X/
                   -----                                   --


              PC&J PRESERVATION FUND - File Nos. 2-95285 and 811-4204
---------------------------------------------------------------------
     (Exact Name of Registrant as Specified in Charter)


7812 McEwen Road, Suite 400, Dayton, Ohio                   45459
-----------------------------------------               ---------
        (Address of Principal Executive Offices)            (Zip Code)


Registrant's Telephone Number, including Area Code:    937/223-0600
                                                       ------------


James M. Johnson,7812 McEwen Road, Suite 400, Dayton, Ohio 45459
----------------------------------------------------------------
     (Name and Address of Agent for Service)


Copy to:     JoAnn M. Strasser, Thompson Hine LLP, 41 South High Street, Suite
1700, Columbus, Ohio 43215


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:


// immediately upon filing pursuant to paragraph (b)
-
/X/ on May 1, 2013 pursuant to paragraph (b)
--
// 60 days after filing pursuant to paragraph (a)(1)
-
// on (date) pursuant to paragraph (a) (1)
-
/_/ 75 days after filing pursuant to paragraph (a)(2)
/_/ on (date) pursuant to paragraph (a)(2) of Rule 485



If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PROSPECTUS
                                  May 1, 2013







                             PC&J PRESERVATION FUND



        Investment for Generation of Income and Preservation of Capital









THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE  OF  CONTENTS






                                                                            Page
                                                                            ----




FUND SUMMARY                                                                   3

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVE, STRATEGIES AND RISKS           8

INVESTMENT ADVISER                                                            11

DESCRIPTION OF SHARES AND TAXES                                               12

HOW TO INVEST IN THE FUND                                                     12


HOW TO REDEEM YOUR INVESTMENT                                                 14
--------------------------------------------------------------------


DETERMINATION OF SHARE PRICE                                                  15
--------------------------------------------------------------------  ----------

FINANCIAL HIGHLIGHTS                                                          16

PRIVACY POLICY                                                                17

FOR MORE INFORMATION                                                  Back Cover
--------------------------------------------------------------------  ----------

FUND  SUMMARY

INVESTMENT OBJECTIVE: The investment objective of PC&J Preservation Fund is the generation of income and the preservation of capital.

FEES AND EXPENSES OF THE FUND: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder  Fees  (fees  paid  directly  from  your  investment)
-----------------------------------------------------------------



Maximum Sales Load Imposed on Purchases
(as a percentage of offering price)        None

Maximum Sales Load Imposed on Reinvested
Dividends (as a percentage of offering
price)                                     None

Deferred Sales Load (as a percentage
of original purchase price or redemption
proceeds, as applicable)                   None

Redemption Fees (as a percentage of
amount redeemed, if applicable)            None

Exchange Fee                               None





Annual Fund Operating Expenses
---------------------------------------------------------------------------------
(expenses that you pay each year as a percentage of the value of your investment)
     Management Fees                                                               0.50%

     Distribution (12b-1) Fees                                                     None

     Other Expenses                                                                0.60%


     Acquired Fund Fees and Expenses1                                              0.18%
---------------------------------------------------------------------------------  -----



     Total Fund Operating Expenses                                                 1.28%




1 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights because the financial statements only reflect the direct operating expenses of the Fund.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:




Example   1 Year   3 Years   5 Years   10 Years
-------  -------  --------  --------  ---------


         $   130  $    406  $    702  $   1,545



PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32.36% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGY: Under normal circumstances, the Fund invests in investment grade variable and fixed income securities of any maturity. The portfolio manager defines investment grade bonds as bonds rated Baa or higher by Moody's or BBB or higher by Standard & Poor's. The Fund may invest in fixed income securities that are unrated if the manager determines that they are of comparable quality to securities rated investment grade. Investment grade securities the Fund invests in include U.S. government obligations (including step-up obligations), securities of foreign governments, domestic or foreign corporate debt or preferred stock and taxable obligations issued by municipalities. In addition, the Fund may also invest in asset-backed securities, such as lease assignments or pools of interest-bearing assets backed by mortgages or accounts receivable. The investor in an asset-backed security owns the right to receive the stream of principal and interest payments of the underlying assets.

The Fund may also invest in pooled vehicles such as open-end and closed-end mutual funds and exchange traded funds ("ETFs") to access specific fixed income investment segments and attractive income-producing trading strategies.

There may be times when the Fund invests in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments.

A security is selected based upon an evaluation of the investment's return potential and risk profile over the expected holding period. The manager seeks to maximize the Fund's expected return for a given level of risk.

PRINCIPAL INVESTMENT RISKS: Although the Fund intends to diversify its investments, the value of the Fund's portfolio will change in response to fluctuations in interest rates and in the economic circumstances of the issuing entities. Therefore, it is possible to lose money by investing in the Fund.

There are different types of risk. The principal risks described below are inherent in some or all of the investments considered by the manager for the Fund. By investing in a diversified mix of investments, where some of the risks offset one another, the manager seeks to minimize the overall risk of the Fund.

Credit  Risk.  There  is  a  risk  that issuers and counterparties will not make
------------
payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. The Fund may invest, directly or indirectly, in "junk bonds." Such securities are speculative investments that carry greater risks than higher quality debt securities.

Government Risk. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund's share price and/or yield could fall.

Interest Rate and Bond Price Risk.  An increase in interest rates will generally
---------------------------------
reduce the value of the Fund's investments. Securities with longer maturities and fixed coupons, including preferred stock, have more bond price risk than those with shorter-term maturities or securities with a coupon rate that moves in tandem with interest rates. Bond prices move in the opposite direction from interest rate changes, and the price change is greater for bonds with longer maturities.

Reinvestment Risk.  If market interest rates fall significantly below the coupon
-----------------
rate of an obligation, it is likely the obligation would be called, leaving the bond holder with cash to invest. A called bond subjects the investor to reinvestment risk, the risk that the proceeds would be reinvested in another security with a lower interest rate.

Prepayment Risk.  Asset-backed securities are subject to the risk that borrowers
---------------
will prepay their loans more quickly than originally expected if interest rates fall. This may force the Fund to reinvest prepayment proceeds at lower yields, which may reduce Fund performance.

Extension Risk.  An increase in interest rates on bonds that have call features,
--------------
the right to retire the bond prior to its stated maturity, and mortgage-backed securities that allow principal prepayments may cause the prices of these bonds to fall more than other securities with similar maturity dates. When interest rates rise, prepayment rates decline and bond issuers are less likely to exercise their rights to call their bonds, which subjects the bond to greater bond price risk because the bond's expected average life is extended.

Collateral  Risk.  When  the Fund invests in asset-backed securities (securities
----------------
with an asset serving as collateral for the indebtedness) such as lease assignments and mortgages, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the collateral backing these securities may not be sufficient to support payments on the securities.

Underlying  Fund Risk.  To the extent the Fund invests in open-end mutual funds,
---------------------
closed-end mutual funds, or ETFs ("Underlying Funds"), the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses.

Liquidity  Risk.  Liquidity  risk  is  the  risk  of  requiring  more  than  a
---------------
five-business day period in which the investment can be liquidated at current market prices for cash, including investments in auction rate securities that cannot be put back to the issuer on demand within seven days.

Foreign  Investment  Risk.  Changes  in foreign economies and political climates
-------------------------
can negatively affect the value of the debt obligations issued by foreign entities. Other factors that can reduce the value of foreign investments include changes in currency rates of exchange, even when the security is denominated in U.S. dollars, reduced availability of information, different accounting standards, reduced liquidity, price volatility, and possible difficulties in enforcing contracts.

PERFORMANCE: The following information illustrates how the Fund's performance has varied over time and provides an indication of the risks of investing in the Fund. The bar chart depicts the change in performance from year-to-year during the period indicated. The tables compare the Fund's average annual returns for the periods indicated to a broad-based securities market index. Of course, past performance (before and after taxes) cannot predict or guarantee future results.





2003   2.63%
2004   2.72%
2005   2.44%
2006   3.86%
2007   5.83%
2008  -5.00%
2009  14.91%
2010   7.08%
2011   3.29%
2012   6.98%


Best  Quarter:     8.56%  for  the  quarter  ended  6/30/09
Worst  Quarter:   -5.42%  for  the  quarter  ended  9/30/08



     Average Annual Total Return
For the periods ended 12/31/12





                                          1 YEAR    5 YEARS   10 YEARS
                                         -------   --------  ---------

Return Before Taxes                       6.98%      5.25%     4.37%

Return After Taxes on                     5.53%      3.66%     2.77%
Distributions1

Return After Taxes on                     4.57%      3.56%     2.78%
Distributions and Sale of Fund Shares1

Barlcays Intermediate Govt/Credit         3.89%      5.18%     4.62%





1 Returns after taxes are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


INVESTMENT ADVISER:  Parker Carlson & Johnson, Inc.

PORTFOLIO MANAGER: Kathleen Carlson is the Fund's portfolio manager and has been since the Fund's inception (1985).

PURCHASE AND SALE OF FUND SHARES: The minimum initial investment is $1,000 ($2,000 for tax deferred retirement plans). You may sell shares of the Fund each day that the Fund is open for business by sending a written redemption request to the Fund.

TAX INFORMATION: Dividends paid by the Fund will be paid in cash and automatically reinvested in the Fund. Dividends may be taxable to you at ordinary income or capital gains tax rates.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES: If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL  INFORMATION  ON  INVESTMENT  OBJECTIVE,  STRATEGIES  AND  RISKS

Investment Objective
--------------------

The investment objective of the Fund is the generation of income and the preservation of capital. This investment objective may be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. There can be no assurance that the Fund's investment objective will be obtained.

Principal  Investment  Strategies
---------------------------------

Under normal circumstances, the Fund invests in investment grade variable and fixed income securities. The portfolio manager defines investment grade bonds as bonds rated Baa or higher by Moody's or BBB or higher by Standard & Poor's. The Fund may invest in fixed income securities that are unrated if the manager determines that they are of comparable quality to securities rated investment grade. Investment grade securities the Fund invests in include U.S. government obligations (including step-up obligations), securities of foreign governments, domestic or foreign corporate debt or preferred stock and taxable obligations issued by municipalities. In addition, the Fund may also invest in asset-backed securities, such as lease assignments or pools of interest-bearing assets backed by mortgages or accounts receivable. The investor in an asset-backed security owns the right to receive the stream of principal and interest payments of the underlying assets.

The Fund may also invest in pooled vehicles such as open-end and closed-end mutual funds and exchange traded funds ("ETFs") to access specific fixed income investment segments and attractive income-producing trading strategies.

There may be times when the Fund invests in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments.

A security is selected based upon an evaluation of the investment's return potential and risk profile over the expected holding period. The manager seeks to maximize the Fund's expected return for a given level of risk.


The Fund follows specific guidelines in buying portfolio securities. Bankers' acceptances and certificates of deposit will only be purchased from major U.S. banks which at the date of investment have capital, surplus and undivided profits (as of the date of their most recently published annual financial statements) of $100,000,000 or more. Corporate obligations, including preferred stock, generally must be investment grade (rated BBB or higher by Standard & Poor's, or Baa or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality). Preferred stock ranks above common stock and below debt in the ownership structure of the corporation. It has a fixed interest or dividend payment and may provide the holder with a common stock conversion feature. Generally, the Fund will invest in investment grade, nonconvertible preferred securities. Taxable municipal obligations are debt instruments issued by municipal entities where the interest is subject to income tax. To the extent the Fund invests in taxable municipal obligations, the same credit standards as used in selecting corporate obligations will be applied. If a security is downgraded below BBB by Standard & Poor's or below Baa by Moody's, the Adviser is not obligated to sell the security, but will determine whether to retain the security based on its analysis of what is in the best interests of shareholders.

U.S. Agency Step-up obligations are structured with a coupon rate that steps-up over time, generally in intervals of 2 to 5 years over the life of the bond. They are designed for bond buyers who are unwilling to invest in a long-term security in a low interest rate environment. These buyers are hoping to reduce the risk of a price decline should interest rates rise significantly, at some point during the life of the bond. On the other hand, if market interest rates are significantly below the new, stepped-up coupon rate, the obligation would likely be called leaving the bond holder with cash to invest. A called bond subjects the investor to reinvestment risk, the risk that the proceeds would be reinvested in another security with a lower interest rate.

Temporary  Investments
----------------------

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may invest for these purposes in money market instruments (including money market funds), U.S. Treasury bills or other short-term interest bearing securities and in bank interest bearing checking accounts, including interest bearing checking accounts of the custodian. If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. The Fund may also invest in such short term instruments at any time to maintain liquidity or pending selection ofinvestments in accordance withits policies. To the extent that the Fund takes such temporary defensive measures, there can be no assurance that the Fund's investment objective will be obtained.

Principal  Investment  Risk
---------------------------

Credit Risk.  Even securities that carry an investment grade rating will contain
-----------
some amount of credit risk, meaning the payment of income and principal is subject to the issuer's ability to meet its obligations. Bonds rated Baa1 and lower by Moody's and BBB+ and lower by Standard & Poor's have an increased level of credit risk, and may have a weakened capacity to pay principal and interest in adverse economic conditions. Therefore, issuers of high yield bonds may be more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently junior in liquidation preference to other debt issued by the entity. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated. Preferred stock is usually junior to the debt securities of the issuer in liquidation preference. Therefore, preferred stock is oftentimes considered to have a higher degree of credit risk than the issuer's debt securities. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments.

Government  Risk.  Not  all  U.S.  government  securities are backed by the full
----------------
faith  and  credit  of  the  U.S.  government.  It  is  possible  that  the U.S.
government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund's share price and/or yield could fall. The U. S. government guarantees payment of principal and timely payment of interest on certain U.S. government securities. This does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate. If the U.S. government or one of its agencies guarantees the principal and interest on any securities, it does not guarantee the market price of such securities.

Interest Rate and Bond Price Risk.  An increase in interest rates will generally
---------------------------------
reduce the value of the Fund's investments. Securities with longer maturities and fixed coupons, including preferred stock, have more bond price risk than those with shorter-term maturities or securities with a coupon rate that moves in tandem with interest rates. Bond prices move in the opposite direction from interest rate changes, and the price change is greater for bonds with longer maturities.

Reinvestment Risk.  If market interest rates fall significantly below the coupon
-----------------
rate of an obligation, it is likely the obligation would be called, leaving the bond holder with cash to invest. A called bond subjects the investor to reinvestment risk, the risk that the proceeds would be reinvested in another security with a lower interest rate.

Prepayment Risk.  The prepayment of principal by the debtor is typically allowed
---------------
for asset-backed securities, so the investor may receive some or all of the principal back prior to the stated maturity date. The degree to which principal is repaid prior to maturity depends on the current level of interest rates relative to the fixed rate on the asset. When interest rates are low relative to the rate tied to the mortgages, mortgage debtors tend to refinance their loans, paying off their previous obligations. This would result in increased prepayments and higher reinvestment risk.

Extension  Risk.  Bonds  that  have  call features, the right to retire the bond
---------------
prior to its stated maturity, and mortgage-backed securities that allow principal prepayments are subject to extension risk. An increase in interest rates may cause the prices of these bonds to fall more than other securities with similar maturity dates. The current price of bonds where the investor could receive some or all of their principal back prior to maturity reflect an expectation about their average life. When interest rates rise, prepayment rates decline and bond issuers are less likely to exercise their rights to call their bonds. This results in an extension in a bond's expected average life, whereby it becomes a longer-lived bond. And, all else being the same, longer-lived bonds have more bond price risk than shorter-lived bonds.

Collateral  Risk.  When  the Fund invests in asset-backed securities (securities
----------------
with an asset serving as collateral for the indebtedness) such as lease assignments and mortgages, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the collateral backing these securities may not be sufficient to support payments on the securities.


Underlying  Fund  Risk.  Each  Underlying  Fund  is  subject  to specific risks,
----------------------
depending on the nature of the Underlying Fund, including the risk that the Underlying Fund may not achieve its objective. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track, because the total return generated by the securities will be reduced by transaction costs and operating expenses. To the extent the Fund invests in open-end mutual fund, closed-end mutual funds, or ETFs ("Underlying Funds"), the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses.


Liquidity  Risk.  Some  securities  may  contain  liquidity  risk,  the  risk of
---------------
requiring more than a five-business day period in which the investment can be liquidated at current market prices for cash, including investments in auction rate securities that cannot be put back to the issuer on demand within seven days. However, the manager expects to keep investments with liquidity risk to no more than 15% of the portfolio.

Foreign  Risk.  Changes  in  foreign  economies  and  political  climates  can
-------------
negatively affect the value of the debt obligations issued by foreign entities. Other factors that can reduce the value of foreign investments include changes in currency rates of exchange, even when the security is denominated in U.S. dollars, reduced availability of information, different accounting standards, reduced liquidity, price volatility, and possible difficulties in enforcing contracts.

Portfolio Holdings Disclosure
-----------------------------

A description of the Fund's policies regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information. The Adviser posts the schedule of Fund holdings as of the latest month end on its public website approximately ten days after month end. Shareholders may request portfolio holdings schedules at no charge by calling 888-223-0600.


INVESTMENT  ADVISER


The Fund has entered into an Investment Advisory Agreement ("Investment Advisory Agreement") with Parker Carlson & Johnson, Inc., 7812 McEwen Road, Suite 400, Dayton, Ohio (the "Adviser") in which the Adviser has agreed to provide the Fund with continuous investment advice, including management of the Fund's portfolio securities. The Adviser was organized in 1982 and has been the only investment adviser of the Fund.


The Adviser is also the investment adviser to the PC&J Performance Fund and to various individual, business and pension fund clients and is registered under the Investment Advisers Act of 1940. All officers of the Adviser are certified by the Institute of Chartered Financial Analysts and/or Certified Financial
Planner Board of Standards, and James M. Johnson and Kathleen Carlson are Chartered Financial Analysts.


As compensation for the investment advice, the Fund paid the Adviser a fee, for the year ended December 31, 2012, equal to 0.50% of the average daily net asset value of the Fund.



A discussion of the factors considered by the Board of Trustees in renewing the Investment Advisory Agreement between the Fund and the Adviser is available in the Fund's semi-annual report to shareholders for the period ended June 30, 2012.


Performance information for the Fund is contained in the Fund's annual report, which will be made available upon request and without charge.

PORTFOLIO  MANAGER

Kathleen Carlson is primarily responsible for the day-to-day management of the Fund's portfolio and has been since the Fund's inception (April 30, 1985). Ms. Carlson has been Treasurer of the Adviser since September 1982, President of the Adviser since 1998, Treasurer and a Trustee of the Trust since its inception and Chief Compliance Officer of the Trust and Adviser since 2004. The Fund's Statement of Additional Information provides information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Fund shares.



DESCRIPTION  OF  SHARES  AND  TAXES

Ownership records of shares are maintained by the Fund's transfer agent, PC&J Service Corp. (an affiliated company of the Adviser), which confirms purchase and sale of shares and dividend and capital gain distributions. Certificates representing shares will not be issued.

The Fund will distribute to its shareholders a dividend at least annually, and more frequently if the Adviser determines that additional distributions are in the best interest of the shareholders. The dividend will consist of the Fund's net investment income and/or net realized capital gains. The dividend will be paid in cash and automatically reinvested in the Fund. For federal income tax purposes, the portion of the dividend that consists of net investment income and net short-term capital gains is taxable to shareholders as ordinary income. The portion of the dividend that consists of net long-term capital gains is taxable to shareholders at long-term capital gain rates.

Distributions you receive from the Fund's net long-term capital gains in excess of its net short-term capital losses (also called "net capital gains") are generally taxable to you at the long-term capital gains rate. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. You may also have to pay taxes when you exchange or sell shares if the value of your shares has increased above their cost basis since you bought them. Any loss recognized on the sale of a share held for less than six months is treated as long-term capital loss to the extent of any net capital gain distributions made with respect to such share.

The Fund will mail a Form 1099 annually to shareholders which will include the total dividend paid, the amount of the dividend subject to federal income taxes as ordinary income and the amount of the dividend subject to long-term capital gain tax rates. The Fund anticipates that its distributions will generally consist of ordinary income. Dividend distributions may be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions about federal, state or local taxes they may be required to pay on their dividends.


Shareholders should direct all inquiries concerning the purchase or sale of shares to the Fund. All other questions should be directed to PC&J Service Corp. in writing at 7812 McEwen Road, Suite 400, Dayton, Ohio 45459 or by telephoning 888-223-0600.




HOW  TO  INVEST  IN  THE  FUND

You may purchase shares of the Fund on any business day the New York Stock Exchange is open. The minimum initial investment is $1,000 ($2,000 for tax deferred retirement plans). There is no required minimum subsequent investment. The purchase price for shares will be the net asset value per share next determined after the order is received. (See "Determination of Share Price.") There is no sales charge or commission.

The Fund reserves the right to refuse to sell to any person. If a purchaser's check is returned to the custodian as uncollectible, the purchase order is subject to cancellation and the purchaser will be responsible for any loss incurred by the Fund.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

INITIAL  INVESTMENT  BY  MAIL

You may purchase shares of the Fund by mail, in at least the minimum amount, by submitting a check payable to the order of "PC&J Mutual Funds" (please indicate that you wish to invest in the PC&J Preservation Fund) and a completed and signed new account application, which accompanies this Prospectus, to PC&J Service Corp. at the following address:


          PC&J  Mutual  Funds
          c/o  PC&J  Service  Corp.
          7812  McEwen  Road,  Suite  400
          Dayton,  Ohio  45459


If the initial investment is made using a personal check, it must have the same address as the application.

INITIAL  INVESTMENT  BY  WIRE

You may purchase shares of the Fund by wire, in at least the minimum amount, by:

-     first  completing  and  signing  the  new  account  application;
- telephoning (888-223-0600) the information contained in the new account application to the Fund;
- mailing the completed and signed new account application to the PC&J Service Corp. at the address set forth in the preceding paragraph;
- instructing your bank to wire federal funds to the custodian. (Your bank may charge you a fee for sending such wire, and the Fund will charge you for wire or other electronic fees charged by the Fund's custodian.)

EFFECTIVE  DATE  OF  PURCHASE

Your initial purchase of the Fund's shares will be effective on the date that the Fund receives the properly completed new account application and either the accompanying check or confirmation from the custodian that the custodian has received the wire transfer. The Fund's transfer agent, PC&J Service Corp., will mail you a confirmation of your initial investment.

SUBSEQUENT  INVESTMENTS

You  may  purchase  additional  shares  of  the  Fund  by:
-     first  providing  the  Fund,  by  mail  or  by  telephone,  the  necessary information  concerning  the  name  of  your  account  and  its  number;
- subsequently making the necessary payment, either by check (to PC&J Mutual Funds) or wire transfer (to the custodian).

Your purchase of additional shares of the Fund will be effective on the date that the check or wire transfer is received. PC&J Service Corp. will mail you a confirmation of each subsequent investment.



MARKET  TIMING

The Fund discourages and does not accommodate market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information, to the extent known to the broker, to the Fund, upon request.

OTHER  PURCHASE  INFORMATION

The Fund may authorize certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. If you purchase or sell shares through a broker-dealer or other financial institution, you may be charged a fee by that institution. The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds' transfer agent.

HOUSEHOLDING
To reduce expenses, we mail only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 888-223-0600 or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.



HOW  TO  REDEEM  YOUR  INVESTMENT

You may sell shares of the Fund without charge (except for wire or other electronic fees charged by the Fund's custodian) at the net asset value next determined after the Fund receives your properly completed written request for redemption. The Fund will pay you for the shares you sell within 7 days of receiving your redemption request. However, the Fund will pay for redemptions of shares originally purchased by check only after the check has been collected, which normally occurs within fifteen days. The Fund further reserves the right to delay payment for the redemption of shares until such time as the Fund has received the properly completed new account application with respect to such shares.

You may sell shares of the Fund on each day that the Fund is open for business by sending a written redemption request to the Fund. The written request must be signed by each shareholder, including each joint owner, exactly as the name appears on the Fund's account records. The redemption request must state the number or dollar amount of shares to be redeemed and your account number. For the protection of shareholders, additional documentation may be required from individuals, corporations, partnerships, executors, trustees and other fiduciaries.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to redeem all shares of any account on sixty days' written notice if the net asset value of the account, due to a redemption, is less than $2,500, or such other minimum amount as the Fund may determine from time to time. A shareholder may increase the value of his/her shares to the minimum amount within the sixty-day period. All shares of the Fund are also subject to involuntary redemption if the board of trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax advisor.

The  Fund  may  suspend the right of redemption or may delay payment as follows:

- during any period the New York Stock Exchange is closed other than for customary weekend and holiday closings;
- when trading on the New York Stock Exchange is restricted, or an emergency exists (as determined by the rules and regulations of the Securities and Exchange Commission) so that disposal of the securities held in the Fund or determination of the net asset value of the Fund is not reasonably practicable;
- for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Fund's shareholders.


DETERMINATION  OF  SHARE  PRICE

On each day that the Fund is open for business, the net asset value of the shares is determined as of 4:00 p.m. Eastern Time. The Fund is open for business on each day the New York Stock Exchange is open for business. The net asset value per share is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including estimated accrued expenses) by the total number of shares then outstanding.

The Fund's assets are generally valued at their market value based on market quotes and matrix pricing. If market prices are not available or, in the adviser's opinion, market prices do not reflect fair value, or if the adviser learns of an event that occurs after the close of trading (but prior to the time the net asset value is calculated) that materially affects fair value, the adviser will value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its net asset value, the adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the net asset value of long term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's net asset value by short term traders.

As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for the securities upon their current sale. Methods which are in accordance with this principle may, for example, be based on inputs such as a multiple of earnings, or a discount from market of a similar, freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value for an illiquid security of a company may be determined using input from firms having detailed knowledge of the company, not only of the company's current operating capability but knowledge also of the favorable or unfavorable future impact of current business alliances. Fair value of an illiquid security may also be determined to be the price at which the company completes the most recent sale of securities in a private offering.

The share price of the Fund will fluctuate with the value of its portfolio securities.

FINANCIAL HIGHLIGHTS


The information contained in the table below is for the years ended December 31, 2012, 2011, 2010, 2009, and 2008. Such information has been derived from data contained in financial statements audited by Deloitte & Touche LLP, independent registered public accounting firm, and should be read in conjunction with the financial statements incorporated by reference in the Fund's Statement of Additional Information. The Fund's Annual Report contains additional performance information and will be made available upon request and without charge. Total Return represents the rate an investor would have earned (or lost) on an investment in the Fund, assuming the reinvestment of all dividends and distributions.







Selected Data for Each Share of Capital               For the Years Ended December 31,
Stock Outstanding Throughout the Period    2012         2011        2010        2009        2008
                                         --------     --------    --------    --------    --------
NET ASSET VALUE-BEGINNING OF PERIOD      $ 10.49     $ 10.60     $ 10.36     $  9.43     $ 10.48

Income from investment operations:
   Net investment income                    0.44        0.46        0.49        0.48        0.52
   Net realized and unrealized
     gain (loss) on securities              0.29       (0.11)       0.24        0.93       (1.05)
TOTAL FROM INVESTMENT OPERATIONS            0.73        0.35        0.73        1.41       (0.53)

Less distributions:
   From net investment income              (0.44)      (0.46)      (0.49)      (0.48)      (0.52)
TOTAL DISTRIBUTIONS                        (0.44)      (0.46)      (0.49)      (0.48)      (0.52)

NET ASSET VALUE-END OF PERIOD            $ 10.78     $ 10.49     $ 10.60     $ 10.36     $  9.43

TOTAL RETURN1                               6.98%       3.29%       7.08%      14.91%      (5.00%)

RATIOS TO AVERAGE NET ASSETS
   Expenses                                 1.10%       1.10%       1.10%       1.10%       1.10%
   Net investment income                    3.98%       4.32%       4.18%       4.89%       4.96%

Portfolio turnover rate                    32.36%      23.54%      20.52%      22.50%      65.51%

Net assets at end of period (000's)      $13,861     $13,461     $12,787     $13,390     $10,953




1 Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Past performance is not indicative of future results.

                                 PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:
- Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
- Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. The Board of Trustees has instructed the Administrator to safeguard personal information and provide reasonably secure disposal methods.

FOR  MORE  INFORMATION

Shareholder  inquiries  regarding  the  Fund  can  be  made  to:


PC&J  Preservation  Fund
7812  McEwen  Road
Suite  400
Dayton,  Ohio  45459


Telephone:  888-223-0600


Several additional sources of information are available to you. The Fund's STATEMENT OF ADDITIONAL INFORMATION (SAI), is incorporated into this prospectus by reference (i.e., is legally part of this prospectus). It contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund's affiliates. Annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest annual fiscal year end.

Call the Fund at 888-223-0600 to request copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. Shareholders also may request such information by visiting www.pcjinvest.com.

You may review and copy information about the Fund (including SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies
                                                  ------------------
of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by
                                                       ------------------
writing  the  SEC's  Public  Reference  Section,  Washington,  D.C.  20549-1520.









Investment Company Act # 811-04204

                      STATEMENT OF ADDITIONAL INFORMATION
                                  May 1, 2013



                             PC&J PRESERVATION FUND

                                 A No-Load Fund


                          7812 McEwen Road, Suite 400
                               Dayton, Ohio 45459
                               www.pcjinvest.com



This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Fund dated May 1, 2013(the
"Prospectus"). This Statement of Additional Information incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2012. The Prospectus and Annual Report are available upon request and without charge by calling the Fund at 888-223-0600. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus.


                               TABLE OF CONTENTS
                                                                            Page
                                                                            ----




INVESTMENT OBJECTIVE AND POLICIES                                              2
Fundamental                                                                    2
Non-Fundamental                                                                3
Other Investment Considerations                                                4

ORGANIZATION AND OPERATION OF THE FUND                                         9
Principal Holders of Equity Securities                                        14
Investment Adviser                                                            14
Portfolio Manager                                                             14
Manager and Transfer Agent                                                    15
Custodian                                                                     16
Independent Registered Public Accounting Firm                                 16

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION                               16
DETERMINATION OF SHARE PRICE                                                  17
DESCRIPTION OF SHARES AND TAXES                                               18
PROXY VOTING POLICIES                                                         18
DISCLOSURE OF PORTFOLIO HOLDINGS                                              19
FINANCIAL STATEMENTS                                                          20
FINANCIAL RATINGS                                                             21

INVESTMENT  OBJECTIVE  AND  POLICIES

FUNDAMENTAL

The investment limitations described below have been adopted by the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the
                               - -
affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental ("Non-Fundamental").

     1.     Borrowing  Money.  The Fund will not borrow money, except (a) from a
            ----------------
bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2.     Senior Securities.  The Fund will not issue senior securities.  This
            -----------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations promulgated thereunder, or interpretations of the Securities and Exchange Commission ("SEC") or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3.     Underwriting.  The  Fund  will  not act as underwriter of securities
            ------------
issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4.     Real  Estate.  The Fund will not purchase or sell real estate.  This
            ------------
limitation is not applicable to investments in securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities, or investing in companies which are engaged in the real estate business or have a significant portion of their assets in real estate (including real estate investment trusts).

     5.     Commodities.  The  Fund will not purchase or sell commodities unless
            -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6.     Loans.  The Fund will not make loans to other persons, except (a) by
            -----
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7.     Concentration.  The  Fund  will  not invest 25% or more of its total
            -------------
assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Fund as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. It is the current position of the SEC staff that the provisions of this paragraph do not apply to a fund's borrowing policy (paragraph 1 above). As long as the SEC staff maintains that position, the Fund will not apply the provisions to its borrowing policy.

     Notwithstanding the concentration limitation in paragraph 7, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Fund, provided that if such merger, consolidation or acquisition results in any concentration prohibited by said paragraph 7, the Fund shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitation imposed by said paragraph 7 above as of the date of consummation.



NON-FUNDAMENTAL

The following limitations have been adopted by the Fund and are Non-Fundamental.

     1.     Pledging.  The Fund will not mortgage, pledge, hypothecate or in any
            --------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.     Margin  Purchases.  The  Fund  will  not  purchase  securities  or
            -----------------
evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     3.     Options.  The Fund will not purchase or sell puts, calls, options or
            -------
straddles except as described in the Prospectus and the Statement of Additional Information.

     4.     Short  Sales.  The  Fund  will  not effect short sales of securities
            ------------
unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

     5.     Illiquid Investments.  The Fund will not invest more than 15% of its
            --------------------
net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     6.     Securities  Affiliated  with  Trustees.  The Fund will not invest in
            --------------------------------------
securities of a company that is affiliated with a Trustee by reason of employment or by representation of the Trustee on the company's Board of Directors.



OTHER  INVESTMENT  CONSIDERATIONS

Diversification
---------------

As a diversified company, at least 75% of the Fund's total assets must be invested in (a) securities limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of the Fund and not greater than 10% of the outstanding voting securities of such issuer, (b) cash and cash items, (c) government securities, and (d) securities of other investment companies.


Illiquid  and  Restricted  Securities
-------------------------------------

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act")) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Underlying Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


Investments  in  Commercial  Paper
----------------------------------

Commercial paper must either be rated A-1, A-1+ or A-2 by Standard & Poor's Corporation ("S&P"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or if unrated, it must be issued by companies which have a debt issue rated AAA, AA or A by SP, or Aaa, Aa, or A by Moody's.


Asset-backed  Securities-Mortgage  Pass-Through  Securities
-----------------------------------------------------------

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities' weighted average life.


Investments in Call Warrants
----------------------------
The Fund may invest up to 5% of its net assets in call warrants that upon expiration will pay a multiple of the calculated return of an index. The index is intended to be market neutral in that it attempts to limit the effects of general market movements on the index's performance by having 50% of the index "long" selected equities or equity indexes and 50% of the index "short" equities or equity indexes. To the extent that the index at expiration has had a positive return, the Fund will receive a multiple of that return times the nominal amount of the call warrants. To the extent that the index at expiration has no return or a negative return, the Fund will lose all of the premium paid for the call warrants. As a result, the Fund may lose all of its investment in the call warrants.

Call warrants are not traded on a securities exchange and there may be no secondary market available. However, the issuer may offer to repurchase the call warrants prior to their expiration. Additionally, the call warrants are subject to the risk that the issuer of the call warrants will not be willing or able to fulfill its contractual obligations upon expiration of the call warrants. Because of this risk, the Adviser will monitor the creditworthiness of issuers of the Fund's call warrant transactions on an ongoing basis.

The Fund would purchase the call warrants because, historically, they have provided a similar return profile and volatility profile to bonds, without having the same risks as bonds. The Adviser believes that the call warrants will reduce the volatility and downside risk of the Fund's portfolio because they have a different risk profile than the Fund's other investments, and thus are consistent with the Fund's objective of preservation of capital.

Investment  Companies
---------------------

The Fund may invest in investment companies such as open-end funds (mutual funds), closed-end funds, and exchange traded funds ("ETFs"), also referred to as "Underlying Funds". Investment decisions by the investment advisers of the Underlying Funds are made independently of the Fund and its Adviser. Therefore, the investment adviser of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose. Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

Closed-End  Investment  Companies The Fund may invest its assets in "closed-end"
---------------------------------
investment companies (or "closed-end funds"). Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Exchange  Traded Funds ETFs are passive funds that track their related index and
----------------------
have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (UITs), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap "creation units" in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETF in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

Under Section 12(d)(1) of the 1940 Act, as amended, the Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the "3% Limitation") or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act, as amended, provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not subject to a sales load of more than 1 1/2%. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F)is not required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

In addition, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority for funds of funds.

Structured  Notes
-----------------

A structured note is an unsecured, senior debt obligation of a sponsoring entity. Instead of a traditional fixed interest rate, where the return is defined by the interest rate and maturity date, the return of a structured note is tied to a specified market benchmark. The maturity date is also a factor in deriving the note's daily price. As the note nears its stated maturity date, the price will more closely reflect the return expected by the change in the price of the benchmark over the holding period. By incorporating various tools available in the options market, like puts and calls, notes may be structured to shape a benchmark's return profile to meet various investment strategies. Structured notes are subject to the credit risk of the underlying sponsor. They are also subject to performance risk - the risk that the trading strategy employed in the structure does not perform as expected. Some of the criteria used to select structured notes include the credit profile of the sponsor, the structure of the note, the risk profile of the structure and the expected liquidity.


ORGANIZATION AND OPERATION OF THE FUND

The Fund is a diversified, open-end management investment company organized as an Ohio business trust on January 2, 1985. The responsibility for management of the Fund is vested in its Board of Trustees which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Trustee terms are unlimited; officers are elected annually.

The following table provides information regarding each officer of the Fund and each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act.




                             POSITION(S)                NUMBER OF PORTFOLIOS
                                                        --------------------
                                 HELD       LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH FUND    TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------------  ------------  -----------  --------------------
---------------------------



                                           Treasurer
                                           and
                                           Trustee
                                           Since
Kathleen A. Carlson, CFA*    Treasurer,    1985;
c/o PC&J Service Corp.       Chief         Chief
7812 McEwen Road, Suite 400  Compliance    Compliance
Dayton, Ohio 45459           Officer and   Officer
Year of Birth: 1955          Trustee       since 2004                      2
---------------------------  ------------  -----------  --------------------







                                            OTHER DIRECTORSHIPS HELD BY
                                           ------------------------------
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS  TRUSTEE DURING PAST FIVE YEARS
-----------------------------------------  ------------------------------
-----------------------------------------

President of the Adviser and PC&J Service
 Corp. since 1998; Treasurer and Director
 of the Adviser since 1982; Chief
 Compliance Officer of the Adviser since
 2004.                                     None
-----------------------------------------  ------------------------------






                             POSITION(S)               NUMBER OF PORTFOLIOS
                                                       --------------------
                                HELD       LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH FUND   TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------------  -----------  -----------  --------------------
---------------------------


                                          Secretary
                                          and
                                          Trustee
                                          since
James M. Johnson, CFA*                    1985;
c/o PC&J Service Corp.       President,   President
7812 McEwen Road, Suite 400  Secretary,   since
Dayton, Ohio 45459           Chairman     2005;
Year of Birth: 1952          and          Chairman
                             Trustee      since 2010                      2
---------------------------  -----------  -----------  --------------------







                                            OTHER DIRECTORSHIPS HELD BY
                                           ------------------------------
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS  TRUSTEE DURING PAST FIVE YEARS
-----------------------------------------  ------------------------------
-----------------------------------------

Secretary and Director of the Adviser and
 PC&J Service Corp. since 1982; Chief
 Investment Officer of the Adviser since
 1982.                                     None
-----------------------------------------  ------------------------------





The following table provides information regarding each Trustee who is not an "interested person" of the Fund, as defined in the 1940 Act.



                                                          NUMBER OF PORTFOLIOS
                                                          --------------------
                             POSITION(S) IN   LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS        FUND COMPLEX**  TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------------  --------------  -----------  --------------------
---------------------------


John W. Lohbeck
c/o PC&J Service Corp.
7812 McEwen Road, Suite 400
Dayton, Ohio 45459                           Trustee
Year of Birth: 1949                          Since
                             Trustee                2008                     2
---------------------------  --------------  -----------  --------------------







                                              OTHER DIRECTORSHIPS HELD BY
                                             ------------------------------
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS    TRUSTEE DURING PAST FIVE YEARS
-------------------------------------------  ------------------------------
-------------------------------------------

From September 2005 to present, consultant
 with Battelle & Battelle LLP (CPA firm);
 from December 1990 to August 2005, COO of
 Wagner Smith Co. (commercial electrical
 contracting firm)                           None
-------------------------------------------  ------------------------------






                                                          NUMBER OF PORTFOLIOS
                                                          --------------------
                             POSITION(S) IN   LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS        FUND COMPLEX**  TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------------  --------------  -----------  --------------------
---------------------------


Laura B. Pannier
c/o PC&J Service Corp.
7812 McEwen Road, Suite 400
Dayton, Ohio 45459                           Trustee
Year of Birth: 1954          Trustee         since 2003                      2
---------------------------  --------------  -----------  --------------------







                                             OTHER DIRECTORSHIPS HELD BY
                                            ------------------------------
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS   TRUSTEE DURING PAST FIVE YEARS
------------------------------------------  ------------------------------
------------------------------------------

Not presently employed; from May 1988 to
 May 1997, partner with Deloitte & Touche
 LLP (CPA firm)                             None
------------------------------------------  ------------------------------

* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Fund is led by Mr. Johnson, who has served as the Chairman of the Board since 2010, President (principal executive officer) since 2005 and Secretary since the Fund was organized in 1985. Mr. Johnson is an interested person by virtue of his controlling interest in Parker Carlson & Johnson, Inc., investment adviser to the Fund. The Board of Trustees is comprised of Mr. Johnson, Kathleen A. Carlson, an Interested Trustee, John W. Lohbeck and Laura
B. Pannier, each an Independent Trustee. The Fund does not have a Lead Independent Trustee, but governance guidelines provide that Independent Trustees will meet in executive session at each Board meeting. Under the Fund's bylaws and governance guidelines, the Chairman of the Board is responsible for (a) chairing board meetings, (b) setting the agendas for these meetings and (c) providing information to board members in advance of each board meeting and between board meetings. Generally, the Fund believes it best to have a single leader who is seen by our shareholders, business partners and other stakeholders as providing strong leadership. The Fund believes that its Chairman/President, together with the Audit Committee and the full Board of Trustees, provide effective leadership that is in the best interests of the Fund and each shareholder.

The Board has a standing independent Audit committee. The members of the Audit Committee meet regularly with the Chief Compliance Officer. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives reports from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial reporting risk to be within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the risk-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information, and the Independent Auditor has open access to the Audit Committee members.

No trustees of the Fund have served on other mutual fund or public company boards during the past five years.

Ms. Carlson is competent because she has over 30 years of security analysis and portfolio management experience. In addition to her duties as the portfolio manager for the PC&J Preservation Fund, she has overseen the accounting, operations and compliance policies and procedures since the Fund's inception. Ms. Carlson has served on numerous non-profit boards often in the capacity of Treasurer or Finance Committee Chair. In many of these fiduciary roles oversight of the investment management process for the respective organization's endowment has been an important part of her volunteer responsibilities. Ms. Carlson holds a Bachelor of Science in Economics and Finance and a Master of Business Administration degree and is a Chartered Financial Analyst (CFA).

Mr. Johnson is competent because he has over 30 years of security analysis and portfolio management experience. In addition to his duties as the portfolio manager for the PC&J Performance Fund, he serves as the Fund's secretary monitoring the regulatory compliance requirements. Mr. Johnson has served on several non-profit boards, including advisory boards, and is often entrusted with oversight responsibility for the organization's finances and endowments. He holds a Bachelor of Science in Economics and a Master of Business Administration degree and is a Chartered Financial Analyst (CFA).

Mr. Lohbeck is competent because he has 40 years of accounting, management and business consulting experience, including having served for over 25 years as the Chief Financial Officer or Chief Operating Officer for two different organizations involved in the commercial construction trades. In addition to his business endeavors he has served on numerous non-profit boards. Over the years, Mr. Lohbeck has also taught college accounting courses. He holds a Bachelor of Business Administration in Accounting and has maintained an inactive status for his Certified Public Accountant (CPA) designation.

Ms. Pannier is competent because she was an audit partner with Deloitte & Touche LLP providing accounting and audit services for over 20 years. Prior to retiring from Deloitte and Touche, she was the lead client service partner of the Fund's annual audit. Ms. Pannier has served on numerous non-profit boards, and is often asked to participate or chair an organization's finance committee. She holds a Bachelor of Business Administration in Accounting, and while employed maintained her designation as a Certified Public Accountant (CPA).

Each  Trustee  serves  until  such Trustee dies, resigns, retires or is removed.
Each officer serves a one-year term, voted annually at the November board meeting, for the year following. None of the Trustees holds any other directorships with companies registered under either the Securities and Exchange Act or the 1940 Act.


The equity securities beneficially owned by each of the Trustees of the Fund at December 31, 2012 is set forth in the following table:





                                           Aggregate Dollar Range
                       Dollar Range of    of Equity Securities in
                      Equity Securities    the Fund and the PC&J
Name                     in the Fund          Performance Fund

Kathleen A. Carlson  $50,001 to $100,000  $50,001 to $100,000
James M. Johnson     $10,001 to $50,000   Over $100,000
John W. Lohbeck      None                 None
Laura B. Pannier     None                 None




As of April 3, 2013, all Trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund.



The Fund's Trustees have appointed an Audit Committee, composed of John Lohbeck and Laura Pannier, to review the financial reporting process, the system of internal control, the audit process, and the Fund's process for monitoring compliance with investment restrictions and applicable laws and regulations. The Committee met two times during the year ended December 31, 2012, in February and in November.



The compensation paid to the Trustees of the Fund for the year ended December 31, 2012, is set forth in the following table:




                                    Pension or
                                    Retirement    Estimated
                                    Accrued As     Annual         Total
                       Aggregate      Part of     Benefits    Compensation
                     Compensation      Fund         Upon        From Fund
Name                   From Fund     Expenses    Retirement      Complex
Kathleen A. Carlson  $           0  $         0  $         0  $           0
James M. Johnson     $           0  $         0  $         0  $           0
John W. Lohbeck      $       2,000  $         0  $         0  $       4,000
Laura B. Pannier     $       2,000  $         0  $         0  $       4,000




The Fund and the PC&J Performance Fund are the two investment companies in the PC&J Mutual Funds complex. They have identical Boards of Trustees, and Board and committee meetings of both Funds are held at the same time. Although the fees paid to Trustees are expenses of the Funds, PC&J Service Corp. makes the actual payment pursuant to its management agreements with the Funds, which obligate PC&J Service Corp. to pay all of the operating expenses of the Funds (with limited exceptions). See "Manager and Transfer Agent."

PRINCIPAL HOLDERS OF EQUITY SECURITIES


The following table sets forth each person or group known to the Fund to be the record and beneficial owner of five percent (5%) or more of the Fund's shares as of April 3, 2013:



Title  of          Name  and  Address  of                    Percent  of
 Class             Record  and  Beneficial  Owner            Ownership
------             ------------------------------            ---------


Shares  of         James  R.  Hodge,  D.O.                    5.13%
Beneficial         7679  Rockwell  Drive
Interest           Dayton,  OH  45414



INVESTMENT ADVISER


For the Fund's fiscal years ended December 31, 2010, 2011 and 2012 the Adviser was paid $67,904, $66,535, and $67,977 respectively, under the Investment Advisory Agreement.


Mr. Johnson and Ms. Carlson may be deemed to control the Adviser and are affiliated persons of the Fund.


PORTFOLIO  MANAGER


Kathleen Carlson is the portfolio manager responsible for the day-to-day management of the Fund. As of December 31, 2012, the Portfolio Manager was responsible for the management of the following types of accounts, in addition to the Fund:










                                           Number of    Total Assets
                                          Accounts by    by Account
Account Type   Number of                  Type Subject  Type Subject
              Accounts by  Total Assets       to a          to a
                Account     By Account    Performance   Performance
                 Type          Type           Fee           Fee
              -----------  -------------  ------------  ------------
------------


Registered
Investment
Companies     None         N/A            None          None
------------  -----------  -------------  ------------  ------------
Other Pooled
Investment
Vehicles      None         N/A            N/A           N/A
------------  -----------  -------------  ------------  ------------
Other          99          $59,000,000    None          None
Accounts      -----------  -------------  ------------  ------------


The Adviser is not aware of any material conflicts that may arise in connection with the Portfolio Manager's management of the Fund's investments and the investments of the other accounts. The Fund is used as an investment vehicle for the Portfolio Manager's other accounts, not as a stand-alone product. The Fund was created in order to efficiently manage the assets of the Adviser's smaller account relationships and Fund shareholders receive many of the same advice and planning services at no additional cost, as do the Adviser's non-Fund clients.

The Portfolio Manager is compensated by the Adviser for her services. The Portfolio Manager's compensation consists of a fixed salary, plus a percentage of revenues generated by her managed accounts, plus a percentage of total revenues generated by all managed accounts for her role as managing director.


The following table shows the dollar range of equity securities beneficially owned by the Portfolio Manager in the Fund as of December 31, 2012.





Name of Portfolio         Dollar Range of Equity
Manager                   Securities in the Fund


Kathleen Carlson         $       50,001-$100,000
                         -----------------------






MANAGER AND TRANSFER AGENT


The Fund has entered into a Management and Transfer Agent Agreement ("Management Agreement") with PC&J Service Corp., 7812 McEwen Road, Suite 400, Dayton, Ohio, ("Service Corp.") in which Service Corp. has agreed to manage the Fund's business affairs, exclusive of investment advice provided by the Adviser, and to serve as its transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses and fees payable under the Investment Advisory Agreement and Management Agreement, all of which are payable by the Fund).


These expenses include, but are not limited to, costs of furnishing documents to shareholders and regulatory agencies, registration and filing fees, legal, auditing, and custodian fees. Service Corp. pays the expenses of shareholders' and Trustees' meetings and any fees paid to Trustees who are not interested persons of the Adviser. Service Corp. was organized in October 1983, and its officers and directors are identical to those of Adviser.


As compensation for the overall management, transfer and dividend disbursing agent services and payment of the foregoing expenses, the Fund will pay Service Corp. a monthly fee, accrued daily, based on an annual rate of 0.60% of the daily net asset value of the Fund. The amounts paid for 2010, 2011 and 2012 were $81,484, $79,843, and $81,572 respectively, under the Management Agreement.




CUSTODIAN

The Fund has appointed U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, as the Fund's custodian. The Custodian will receive and credit to the account of the Fund all checks payable to the Fund and all wire transfers to the Fund. The Custodian will hold all portfolio securities and other assets owned by the Fund. Compensation for such services will be paid by Service Corp.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Deloitte & Touche LLP, 250 East Fifth Street, Ste 1900, Cincinnati, Ohio 45202, serves as the Fund's independent registered public accounting firm. The firm audits the Fund's financial statements and performs other related audit services.




PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

Subject to the policies established by the Board of Trustees of the Fund, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In executing such transactions, the Adviser seeks to obtain the best net results for the Fund taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulties of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks reasonably competitive commission rates, for the reasons stated in the prior sentence, the Fund will not necessarily be paying the lowest commission or spread available.


The Adviser may consider the provision of research, statistical and other information to the Fund or to the Adviser. Such research services include supplemental research, securities and economic analyses, and statistical services and information with respect to the availability of securities or purchaser or seller of securities. Such research services may also be useful to the Adviser in connection with its services to other clients. Similarly, research services provided by brokers serving such other clients may be useful to the Adviser in connection with its services to the Fund. Although this information is useful to the Fund and the Adviser, it is not possible to place a dollar value on it. It is the opinion of the Board of Trustees and the Adviser that the review and study of this information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Investment Advisory Agreement. The Fund is not authorized to pay brokerage commissions which are in excess of those which another qualified broker would charge solely by reason of brokerage, research or occasional sales services provided. Due to research services provided by brokers, the Fund directed to brokers $2,910,770 in trades (on which commissions were $505) during the fiscal year ended December 31, 2012.



For the Fund's fiscal years ended December 31, 2010, 2011 and 2012, the Fund paid $98, $960, and $505 in brokerage commissions. Each of the brokers provided either research, statistical or other information to the Fund or the Adviser.


To the extent that the Fund and other clients of the Adviser seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client purchases or sells the same security on a given date, the purchases and sales will be allocated by the Adviser in a manner that is fair and equitable to all parties involved.

The Fund and the Adviser have each adopted a Code of Ethics (the"Code") under Rule 17j-1 of the 1940 Act. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.



DETERMINATION  OF  SHARE  PRICE

The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open for business. For a description of the methods used to determine the net asset value (share price), see "Determination of Share Price" in the Prospectus.

Fixed income securities are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when the Adviser believes such prices accurately reflect the fair market value of such securities. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides through the due diligence process that market quotations do not accurately reflect current values or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, or when unique investment structures have no widely adopted benchmarks, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Securities that are traded on any national exchange are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. If the Adviser decides through the due diligence process that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily available, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.



DESCRIPTION OF SHARES AND TAXES

Shareholders have equal voting rights on all matters submitted for shareholder vote. The Declaration of Trust limits the matters requiring a shareholder vote to the election or removal of Trustees, approval of certain contracts of the Fund such as the Investment Advisory Agreement with the Adviser, approval of the termination or reorganization of the Fund and certain other matters described in such Declaration.

Shareholders have neither any preemptive rights to subscribe for additional shares nor any cumulative voting rights. In the event of a liquidation, shareholders of the Fund are entitled to receive the excess of the assets of the Fund over the liabilities of the Fund in proportion to the shares of the Fund held by them.

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any net realized capital gains.


PROXY VOTING POLICIES

The Board of Trustees of the Fund has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund's Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund's shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Fund's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Fund to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Fund is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

The Adviser's proxy voting policies and procedures are attached as Appendix A to this Statement of Additional Information. Upon request shareholders may obtain without charge information regarding the proxy votes cast by the Fund by (1) calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.


DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund does not selectively disclose its portfolio holdings to any person. The Adviser posts the schedule of Fund holdings as of the latest month end on its public website approximately ten days after month end.The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. This daily release of portfolio holdings information is done contemporaneously with the gathering of the information and there is no delay period before its dissemination. These third party servicing agents include the Adviser, Service Corp. and the Custodian. The Fund's independent registered public accounting firm, Deloitte & Touche LLP, and the Fund's attorney, Thompson Hine LLP, have access to portfolio holdings on an as-needed basis. In addition, the Fund's website service provider, Design Chemistry, and its information technology consultant, TechEase Solutions, have unrestricted access to the Fund's portfolio holdings. This information is disclosed to third parties under conditions of confidentiality.
"Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

     Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, is prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund's portfolio holdings. The Fund's CCO reports quarterly to the Board any violations of these policies or any known conflicts of interest related to the disclosure of portfolio holdings. The Fund has not implemented specific trading prohibitions, procedures to monitor the use of this information by third parties, or specific procedures addressing conflicts related to access to portfolio holdings. However, the Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund's portfolio holdings and will provide sufficient protection against personal trading based on the information.

FINANCIAL STATEMENTS


The financial statements and the report of independent registered public accounting firm required to be included in this Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2012.

FINANCIAL  RATINGS

Description of Standard & Poor's Corporation's ("S&P") commercial paper and corporate bond ratings:

     Commercial  Paper  Ratings

A-1  --          Commercial  paper rated A-1 by S&P indicates that the degree of safety  regarding  timely  payment  is  either  overwhelming  or  very  strong.

A-1+  --          Those  issues  determined  to  possess  overwhelming  safety characteristics  are  denoted  A-1+.

A-2  --          Commercial  paper  rated A-2 by S&P indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     Debt  Ratings

AAA  --          This is the highest rating assigned by S&P to a debt obligation and  indicates  an  extremely  strong  capacity  to  pay principal and interest.

AA  --          Bonds  rated  AA  also qualify as high-quality debt obligations.
Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A  --          Bonds  rated  A  have  a  strong  capacity  to  pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB  --          Debt rate BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Description of Moody's Investors Service, Inc.'s ("Moody's) commercial paper and corporate bond ratings:

     Commercial  Paper  Ratings

Prime-1  -          Issuers  rated  Prime-1 (or related supporting institutions)
are considered to have a superior capacity for repayment of short-term promissory obligations.

Prime-2  -          Issuers  rated  Prime-2 (or related supporting institutions)
have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be affected by external conditions. Ample alternative liquidity is maintained.

     Debt  Ratings

Aaa  --          Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  --          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A  --          Bonds  which  are  rated  A  possess  many  favorable  investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa  --          Bonds  which  are  rated  Baa  are  considered  as medium-grade obligations  (i.e.,  they  are  neither  highly  protected  nor poorly secured).
              - -
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                                                      APPENDIX A

                            PROXY VOTING GUIDELINES

On January 31, 2003, the SEC adopted a new rule that details an investment adviser's fiduciary obligation to clients who have given the adviser authority to vote their proxies (Investment Adviser Act of 1940--Rule 206(4)-6). On the same day, the SEC also adopted rule and form amendments that require investment companies to disclose how they vote proxies relating to fund portfolio securities. The following is the voting policy adopted by Parker Carlson & Johnson as adviser and by PC&J Mutual Funds.


Parker Carlson & Johnson, Inc. manages assets allocated to equities with one overriding goal: to provide capital appreciation to the shareholders of our mutual fund and to our individual account clients. Inherent in achieving this goal is to buy equity securities of well-managed companies -- companies that employ managers with a demonstrated track record of aligning the company's interests with those of their shareholders. For a company that demonstrates it acts in the best interests of its shareholders, it becomes difficult for us to believe we, as investment managers, know more about the company's business than its top management. Based upon that criterion, for all proxy issues, we vote shares to follow management recommendations.



We would be inclined to sell the shares of any company where we believe management is not acting in the best interests of its shareholders. In trying to achieve capital appreciation in our equity assets, it would be hard for us to conceive of an instance whereby we would continue to own shares in a company where we believed that management recommendations on proxy issues would have a materially negative impact on the shareholders of the company. As a consequence, instead of voting our proxy in opposition to management's recommendation, we would simply sell those shares in our portfolios.


Notwithstanding the forgoing, the following policies will apply to investment company shares owned by a Fund. Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, (the "1940 Act"), the Fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 % percent. Because the Funds may rely on
Section 12(d)(1)(F), each Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

                             PC&J PRESERVATION FUND


PART C.     OTHER INFORMATION
            -----------------

Item 28.     Exhibits
--------     --------

     (a)     Articles  of  Incorporation

(i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15 on March 12, 1998, is hereby incorporated by reference.

(ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15 on March 12, 1998, is hereby incorporated by reference.

(iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15 on March 12, 1998, is hereby incorporated by reference.

     (b)     By-Laws

(i) Copy of Registrant's By-Laws, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15 on March 12, 1998, is hereby incorporated by reference.

(ii) Copy of Amendment No. 1 to Registrant's By-Laws, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15 on March 12, 1998, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders - None other than in the Declaration of Trust, as amended, and By-Laws, as amended, of the Registrant.

     (d)     Investment  Advisory  Contracts.

(i)     Copy  of  Registrant's  Investment  Advisory Agreement with its Adviser,
Parker Carlson & Johnson, Inc., which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15 on March 12, 1998, is hereby incorporated by reference.

(ii) Copy of Registrant's Management and Transfer Agent Agreement with PC&J Service Corp., which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15 on March 12, 1998, is hereby incorporated by reference.

(iii) Copy of Amendment No. 1 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to the Registrant's Post-Effective
Amendment  No.  15  on  March  12,  1998,  is  hereby incorporated by reference.

(iv) Amendment No. 2 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23 on February 28, 2005, is hereby incorporated by reference.

     (e)     Underwriting  Contracts  -  None.

     (f)     Bonus  or  Profit  Sharing  Contracts  -  None.

(g) Custodian Agreements. Copy of Registrant's Agreement with the Custodian, U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29 on February 25, 2010, is hereby incorporated by reference.

     (h)     Other  Material  Contracts  -  None.

     (i)     Legal  Opinion.

(i) Opinion of Thompson Hine LLP, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 20 on May 1, 2002, is hereby incorporated by reference.
(ii)     Consent  of  Thompson  Hine  LLP  is  filed  herewith.

(j)     Other  Opinions.  Consent  of  Deloitte  & Touche LLP is filed herewith.

     (k)     Omitted  Financial  Statements  -  None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholder, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15 on March 12, 1998, is hereby incorporated by reference.

     (m)     12b-1  Plan.  -  None.

     (n)     Rule 18f-3 Plan - None.

     (o)     Reserved.

(p) Code of Ethics. Registrant's and Adviser's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27 on February 29, 2008, is hereby incorporated by reference.


     (q)     Power  of  Attorney.

(i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15 on March 12, 1998, are hereby incorporated by reference.

(ii) Powers of Attorney for the Officers and certain Trustees of Registrant, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 15 on March 12, 1998, are hereby incorporated by reference.

(iii) Powers of Attorney for certain Trustees of Registrant, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 22 on March 2, 2004, are hereby incorporated by reference.

(iv) Power of Attorney for a certain Trustee of Registrant, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28 on April 28, 2009, is hereby incorporated by reference.

Item  29.     Persons  Controlled by or Under Common Control with the Registrant
---------     ------------------------------------------------------------------

          None.

Item 30.     Indemnification
--------     ---------------

     (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

     Section  6.4  Indemnification  of Trustees, Officers, etc.   The Fund shall
     ----------------------------------------------------------
indemnify each of its Trustees and officers (including persons who serve at the Fund's request as directors, officers or trustees of another organization in which the Fund has any interest as a shareholder, creditor or otherwise
(hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Fund or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Fund or its shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified is not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Fund as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a legal opinion.

          Section  6.5  Advances of Expenses.  The Fund shall advance attorneys'
          ----------------------------------
fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

          Section  6.6  Indemnification  Not  Exclusive,  etc.  The  right  of
          ----------------------------------------------------
indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article VI shall affect any rights to indemnification to which personnel of the Fund, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Fund to purchase and maintain liability insurance on behalf of any such person.

          The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and its Adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

     (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Declaration of Trust of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item  31.     Business  and  Other  Connections  of  Investment  Adviser
---------     ----------------------------------------------------------

          None.

Item  32.     Principal  Underwriters
---------     -----------------------

          None.

Item  33.     Location  of  Accounts  and  Records
---------     ------------------------------------


          Kathleen A. Carlson, 7812 McEwen Road, Suite 400, Dayton, Ohio 45459, has been charged with the responsibility of maintaining physical possession of each account, book or other document required to be maintained by Section 31(a) to the Investment Company Act of 1940 and the rules promulgated thereunder.


Item  34.     Management  Services  Not  Discussed  in  Parts  A  or  B
---------     ---------------------------------------------------------

          None.

Item  35.     Undertakings
---------     ------------

          None.

     SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Dayton, and State of Ohio on this 26th day of April, 2013.



                         PC&J  PRESERVATION  FUND


                         By:  /s/__________________________________
                              ---
      JAMES  M.  JOHNSON,  Attorney-In-Fact



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



     Signature                    Capacity
     ---------                    --------



                                             )
Kathleen A. Carlson*     Treasurer, Trustee, )
                         Principal Financial )
                         and Accounting      )
                         Officer             )     *By: /s/________________
                                                        ---
                                                         James M. Johnson,
/s/________________     President, Trustee   )            Attorney-in-Fact
---
James M. Johnson        and Principal
                        Executive Officer    )            April 26, 2013
                                             )
John W. Lohbeck*        Trustee              )
                                             )
                                             )
Laura B. Pannier*        Trustee             )

     EXHIBIT INDEX
     -------------


                                                                     EXHIBIT
                                                                     -------

Consent of Thompson Hine LLP                                   Ex-99.28.i.ii
Consent of Deloitte & Touche LLP                                  Ex-99.28.j